UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                        New York, NY          05/16/05
-------------------------               ----------------       -----------
    [Signature]                          [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         72
Form 13F Information Table Value Total:         $313,707
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                        Promethean Investment Group, LLC



                                                              VALUE                     PUT/           OTHER
ISSUER                          CLASS                  CUSIP (x$1000) SH/PRN AMT SH/PRN CALL  INV DISCR MGR   SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                       COM                885535104   1725       484500 SH            DEFINED   1   484500
4 KIDS ENTMT INC                COM                350865101   1658        75000 SH            DEFINED   1    75000
ADAPTEC INC                     NOTE  0.750%12/2   00651FAG3   6542      8101000 PRN           DEFINED   1                  8101000
ANADIGICS INC                   NOTE  5.000%11/1   032515AB4   1980      2000000 PRN           DEFINED   1                  2000000
APPLIED MATLS INC               COM                038222105   1129        69500        PUT    DEFINED   1    69500
APRIA HEALTHCARE GROUP INC      COM                037933108    427        13300 SH            DEFINED   1    13300
ASPEN TECHNOLOGY INC            SDCV  5.250% 6/1   045327AB9   4500      4500000 PRN           DEFINED   1                  4500000
AVANIR PHARMACEUTICALS          CL A               05348P104     68        31024 SH            DEFINED   1    31024
BEA SYS INC                     COM                073325102   1275       160000 SH            DEFINED   1   160000
BEA SYS INC                     NOTE  4.000%12/1   073325AD4   3930      4000000 PRN           DEFINED   1                  4000000
BERKSHIRE HATHAWAY INC DEL      CL B               084670207    214           75 SH            DEFINED   1       75
BORLAND SOFTWARE CORP           COM                099849101    455        56000 SH            DEFINED   1    56000
BOWATER INC                     COM                102183100   4596       122000        PUT    DEFINED   1   122000
BROCADE COMMUNICATIONS SYS I    NOTE  2.000% 1/0   111621AB4   3831      4022000 PRN           DEFINED   1                  4022000
CAPITAL ONE FINL CORP           COM                14040H105   3028        40500        PUT    DEFINED   1    40500
CARNIVAL CORP                   PAIRED CTF         143658300   3886        75000 SH            DEFINED   1    75000
CARNIVAL CORP                   COM                143658300   3886        75000        PUT    DEFINED   1    75000
CASTLE ENERGY CORP              COM PAR$0.50N      148449309    434        36900 SH            DEFINED   1    36900
CASUAL MALE RETAIL GRP INC      NOTE  5.000% 1/0   148711AB0   2749      3000000 PRN           DEFINED   1                  3000000
CHARMING SHOPPES INC            NOTE  4.750% 6/0   161133AC7   8267      7822000 PRN           DEFINED   1                  7822000
CORGENTECH INC                  COM                21872P105    116        50000 SH            DEFINED   1    50000
CURAGEN CORP                    SDCV  6.000% 2/0   23126RAC5   9001      9450000 PRN           DEFINED   1                  9450000
DELL INC                        COM                24702R101   3170        82500        PUT    DEFINED   1    82500
DOT HILL SYS CORP               COM                25848T109    625       105000 SH            DEFINED   1   105000
DUPONT PHOTOMASKS INC           NOTE  1.250% 5/1   26613XAE1   7348      7000000 PRN           DEFINED   1                  7000000
E TRADE FINANCIAL CORP          NOTE  6.000% 2/0   269246AB0   3651      3597000 PRN           DEFINED   1                  3597000
EMULEX CORP                     NOTE  0.250%12/1   292475AD2   4619      5000000 PRN           DEFINED   1                  5000000
ENZON PHARMACEUTICALS INC       NOTE  4.500% 7/0   293904AB4   8799      9777000 PRN           DEFINED   1                  9777000
EXTREME NETWORKS INC            NOTE  3.500%12/0   30226DAB2   4875      5000000 PRN           DEFINED   1                  5000000
FREEPORT-MCMORAN COPPER & GO    NOTE  7.000% 2/1   35671DAK1  11470      8000000 PRN           DEFINED   1                  8000000
GENCORP INC                     COM                368682100   1000        50000 SH            DEFINED   1    50000
GLOBESPAN INC                   NOTE  5.250% 5/1   379571AB8   2918      3000000 PRN           DEFINED   1                  3000000
HUMAN GENOME SCIENCES INC       NOTE  3.750% 3/1   444903AH1    955      1000000 PRN           DEFINED   1                  1000000
HUMAN GENOME SCIENCES INC       NOTE  5.000% 2/0   444903AF5   2948      3000000 PRN           DEFINED   1                  3000000
INCO LTD                        DBCV  1.000% 3/1   453258AT2   7294      5510000 PRN           DEFINED   1                  5510000
INCYTE CORP                     NOTE  5.500% 2/0   45337CAC6   6787      6925000 PRN           DEFINED   1                  6925000
INTEL CORP                      COM                458140100   1533        66000        PUT    DEFINED   1    66000
INTERNATIONAL RECTIFIER CORP    NOTE  4.250% 7/1   460254AE5   7684      7801000 PRN           DEFINED   1                  7801000
INTRAWARE INC                   COM                46118M103     46        69394 SH            DEFINED   1    69394
JDS UNIPHASE CORP               COM                46612J101     50        30000 SH            DEFINED   1    30000
JDS UNIPHASE CORP               NOTE        11/1   46612JAB7   1568      2000000 PRN           DEFINED   1                  2000000
LEVEL 3 COMMUNICATIONS INC      COM                52729N100    103        50000        PUT    DEFINED   1    50000
LIBERTY MEDIA CORP NEW          COM SER A          530718105    124        12000 SH            DEFINED   1    12000
LSI LOGIC CORP                  NOTE  4.000%11/0   502161AG7   5106      5210000 PRN           DEFINED   1                  5210000
LYONDELL CHEMICAL CO            COM                552078107   2932       105000        PUT    DEFINED   1   105000
MAXIM INTEGRATED PRODS INC      COM                57772K101   2207        54000        PUT    DEFINED   1    54000
MAXTOR CORP                     COM NEW            577729205     80        15000 SH            DEFINED   1    15000
MAXTOR CORP                     NOTE  6.800% 4/3   577729AC0   4721      4848000 PRN           DEFINED   1                  4848000
MAXXAM INC                      COM                577913106    323        11200 SH            DEFINED   1    11200
MERCURY INTERACTIVE CORP        NOTE  4.750% 7/0   589405AB5   4950      5000000 PRN           DEFINED   1                  5000000
MERIDIAN RESOURCE CORP          COM                58977Q109   1316       255000 SH            DEFINED   1   255000
NASDAQ 100 TR                   UNIT SER 1         631100104  91425      2500000        CALL   DEFINED   1  2500000
NEWMONT MINING CORP             COM                651639106   2113        50000        CALL   DEFINED   1    50000
NEWMONT MINING CORP             COM                651639106     63         1500 SH            DEFINED   1     1500
PDI INC                         COM                69329V100   1435        70000 SH            DEFINED   1    70000
PIXELWORKS INC                  SDCV  1.750% 5/1   72581MAB3   3744      5000000 PRN           DEFINED   1                  5000000




PMI GROUP INC                   COM                69344M101   1045        27500        PUT    DEFINED   1    27500
QUALCOMM INC                    COM                747525103   2967        81000        PUT    DEFINED   1    81000
QUANTA SVCS INC                 NOTE  4.000% 7/0   74762EAA0   3299      3500000 PRN           DEFINED   1                  3500000
QUANTA SVCS INC                 SDCV  4.500%10/0   74762EAC6   3014      3000000 PRN           DEFINED   1                  3000000
RADIAN GROUP INC                COM                750236101   1313        27500        PUT    DEFINED   1    27500
RESEARCH IN MOTION LTD          COM                760975102   3668        48000        PUT    DEFINED   1    48000
SANMINA SCI CORP                SDCV         9/1   800907AD9    765      1416000 PRN           DEFINED   1                  1416000
SONICWALL INC                   COM                835470105   1171       230000 SH            DEFINED   1   230000
SUNTERRA CORP                   NOTE  3.750% 3/2   86787DAC3   7843      7150000 PRN           DEFINED   1                  7150000
TEXAS INSTRS INC                COM                882508104    930        36500        PUT    DEFINED   1    36500
TRIQUINT SEMICONDUCTOR INC      NOTE  4.000% 3/0   89674KAB9   6790      7000000 PRN           DEFINED   1                  7000000
UNITED ONLINE INC               COM                911268100   1309       125000 SH            DEFINED   1   125000
WALTER INDS INC                 NOTE  3.750% 5/0   93317QAC9   2480      1000000 PRN           DEFINED   1                  1000000
WIND RIVER SYSTEMS INC          NOTE  3.750%12/1   973149AE7   6089      6150000 PRN           DEFINED   1                  6150000
XCYTE THERAPIES INC             PFD CV EXCH        98389F408   1130       124841 SH            DEFINED   1   124841
YAHOO INC                       FRNT         4/0   984332AB2   8218      4850000 PRN           DEFINED   1                  4850000


                              2                              313707
